Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Operations Income (Loss), Net Income (loss) by Geographical Areas	A
summary of operations income (loss), net income (loss) and long-lived assets by geographical areas is as follows:

Year ended December 31,	2019	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)	(’000)
Operations income within:
- PRC, excluding Hong Kong:	$2,965	$71,206	$62,362	$50,088	$83,205	$29,185

Net income (loss) within:
- PRC, excluding Hong Kong	$(8,364)	$25,062	$(25,948)	$(27,234)	$(11,059)	$(21,098)
- Hong Kong	(4,827)	(9,369)	(27,485)	(25,630)	(39,389)	50,244

Total net income (loss)	$(13,191)	$15,693	$(53,433)	$(52,864)	$(50,448)	$29,146

Summary of Long-Lived Assets by Geographical Areas

As of December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Long-lived assets by geographical area:
- Real estate properties under development in PRC, excluding Hong Kong	$190,492	$184,603	$174,692	$180,514	$191,549
- Property, plant and equipment in PRC, excluding Hong Kong	26,389	25,475	21,718	20,447	16,250
- Hong Kong	179	—	—	—	6
- Real estate properties held for lease in PRC, excluding Hong Kong	92,207	170,422	151,598	143,692	135,428
- Right of use assets in PRC, excluding Hong Kong	9,511	92	37	—	—
- Hong Kong	184	—	—	—	—

Total long-lived assets	$318,962	$380,592	$348,045	$344,653	$343,233